UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549





                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form.  Please print or type.

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    1.   Name and address of issuer: Legg Mason Light Street Trust, Inc.
                                     100 Light Street, Baltimore, Maryland 21202

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / X /

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    3.   Investment Company Act File Number:  811-08943

         Securities Act File Number:          333-61525

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    4(a).   Last day of fiscal year for which this Form is filed:

            October 31, 2000

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    4(b). /  /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

   NOTE: If the form is being filed late, interest must be paid on the registration fee due.

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   4(c). /  /   Check box if this is the last time the issuer will be filing this Form.


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


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   5. Calculation of registration fee:

       (i)    Aggregate sale price of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                                    $  9,766,259.78
                                                                  --------------
       (ii)   Aggregate price of
              securities redeemed or
              repurchased during the
              fiscal year                    $ (1,204,468.01)
                                              ---------------
       (iii)  Aggregate price of
              securities redeemed or
              repurchased during any prior
              fiscal year ending no
              earlier than October 11, 1995
              that were not previously
              used to reduce registration
              fees payable to the
              Commission:                    $         (0.00)
                                              ---------------
       (iv)   Total available redemption
              credits [add Items 5(ii)
              and 5(iii)]:                                      $ (1,204,468.01)
                                                                   -------------
       (v)    Net sales - if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                       $  8,561,791.77
                                                                   -------------

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       (vi)   Redemption credits available
              for use in future years --
              if Item 5(i) is less than
              Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:         $         (0.00)
                                              ---------------
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       (vii)  Multiplier for determining
              registration fee (See
              instruction C.9):                                 x        .000250
                                                                ----------------
       (viii) Registration fee due
              [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee
              is due):                                          = $     2,140.45
                                                                   -------------


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   6.    Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

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   7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                + $          n/a
                                                                   -------------

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   8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                = $     2,140.45
                                                                   =============

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


      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 January 26, 2001       CIK: 0001067484
                 ----------------       ---------------

                 Method of Delivery:

                 /X /    Wire Transfer
                 /  /    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Marie K. Karpinski
                          ------------------------------------------------------

                          Marie K. Karpinski, Vice President and Treasurer
                          ------------------------------------------------------


Date   January 26, 2001
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  *Please print the name and title of the signing officer below the signature.